Long Term Investment (Details) - Schedule of Long Term Investment - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Long Term Investment (Details) - Schedule of Long Term Investment [Line Items]
Balance Beginning		$ 30,764,195
Balance Ending		11,272,965	30,764,195
Additions			30,764,195
Share of gain in equity method investee		70,947
Decrease due to acquired		(19,497,104)
Foreign currency translation adjustments		(65,073)
Equity investments accounted for using the equity method [Member]
Long Term Investment (Details) - Schedule of Long Term Investment [Line Items]
Balance Beginning	[1]	11,120,935
Balance Ending	[1]		11,120,935
Additions	[1]		11,120,935
Share of gain in equity method investee	[1]	70,947
Decrease due to acquired	[1]	(11,191,882)
Foreign currency translation adjustments	[1]
Cost method investments without readily determinable fair value [Member]
Long Term Investment (Details) - Schedule of Long Term Investment [Line Items]
Balance Beginning	[2]	19,643,260
Balance Ending	[2]	11,272,965	19,643,260
Additions	[2]		$ 19,643,260
Share of gain in equity method investee	[2]
Decrease due to acquired	[2]	(8,305,222)
Foreign currency translation adjustments	[2]	$ (65,073)

[1]

On June 28, 2022, the Company invested issued 83,094 Class A ordinary shares (split-adjusted, equivalent to $6,674,772) for 15% equity interest in Boxinrui International Holdings Limited (“Boxinrui”) in which the Company does not have significant influence and such investment do not have readily determinable fair values. On December 28, 2022, the Company further issued 230,419 Class A ordinary shares (equivalent to $4,446,163) for 20% equity interest in Boxinrui International Holdings Limited. As a result, the Company considers it has significant influence on this investment based on its voting power. During the year ended December 31, 2023, the Company recorded shares of gain of $70,947.

On March 28, 2023, the Company entered into an equity transfer agreement with fifteen individual shareholders of Boxinrui, pursuant to which the Company agreed to further acquire 65% equity interest in Boxinrui (See note 3).

[2]

During the year ended December 31, 2022, the Company invested $434,960 (RMB3.0 million) cash and issued 23,985 Class A ordinary shares (equivalent to $1,844,377) for 5.0% equity interest in Shenzhen Chenbao Information service Co., Ltd. (“Chenbao”) in which the Company does not have significant influence and such investment does not have readily determinable fair values.

On January 20, 2022, the Company invested issued 71,410 Class A ordinary shares (equivalent to $8,305,222) for 19.99% equity interest in SamartConn CO., Limited (“SamartConn”) in which the Company does not have significant influence and such investment does not have readily determinable fair values. On January 18, 2023, the Company purchased additional 31% equity of Smartconn (See note 3).

On November 1, 2022, the Company invested issued 231,278 Class A ordinary shares (equivalent to $9,058,701) for 19% equity interest in DTI Group Limited (“DTI”) in which the Company does not have significant influence and such investment does not have readily determinable fair values. On March 24, 2023, the Company entered into an equity transfer agreement with a shareholder of DTI which the Company agrees to prepay 698,301 Class A ordinary shares (equivalent to $15,906,186) to purchase 32% equity of DTI.

On January 1, 2022, the Company gained 5% equity interest in Guangzhou Xingsheng Information Technology Limited for $0 consideration, in which the Company does not have significant influence and such investment does not have readily determinable fair values.